Customer Deposits - Maturities (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Deposits [Abstract]
Demand deposits	$ 4,795
Maturities of Time Deposits [Abstract]
2023	2,608
2024	2,299
2025	206
2026	0
2027	0
Thereafter	0
Total	$ 9,908	$ 0